Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Events that have occurred subsequent to December 31, 2025 have been evaluated through June 25, 2026, the date these financial statements were issued. There were no events that occurred during such period that would require recognition or disclosure in the financial statements as of, or for, the year ended December 31, 2025.